                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3956
                                   ------------


                        RIVERSOURCE STRATEGY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      9/30
                         --------------
Date of reporting period:    12/31
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                    RIVERSOURCE EQUITY VALUE FUND
                           AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.8%)

ISSUER                               SHARES                    VALUE(a)

AEROSPACE & DEFENSE (2.2%)
Honeywell Intl                       273,073                $12,353,823
United Technologies                  251,183                 15,703,961
                                                             ----------
Total                                                        28,057,784
-----------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                  142,544(b)               4,309,105
Continental Airlines Cl B            115,988(b)               4,784,505
UAL                                    9,699(b)                 426,756
US Airways Group                      81,066(b)               4,365,404
                                                             ----------
Total                                                        13,885,770
-----------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                196,306(b,c,d)           1,116,981
-----------------------------------------------------------------------

AUTOMOBILES (0.5%)
Ford Motor                           572,536                  4,299,745
General Motors                        77,711                  2,387,282
                                                             ----------
Total                                                         6,687,027
-----------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                            134,529                  6,491,024
-----------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Bank of New York                     214,600                  8,448,802
Goldman Sachs Group                   19,594                  3,906,064
Lehman Brothers Holdings             100,067                  7,817,234
Merrill Lynch & Co                   210,815                 19,626,877
Morgan Stanley                        82,908                  6,751,198
                                                             ----------
Total                                                        46,550,175
-----------------------------------------------------------------------

CHEMICALS (3.3%)
Air Products & Chemicals             172,223                 12,103,832
Dow Chemical                         250,483                 10,004,291
EI du Pont de Nemours
  & Co                               357,978                 17,437,109
Praxair                               43,903                  2,604,765
                                                             ----------
Total                                                        42,149,997
-----------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
US Bancorp                           131,759                  4,768,358
Wachovia                             162,486                  9,253,578
                                                             ----------
Total                                                        14,021,936
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                     198,656                 $7,304,581
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems                        290,784(b)               7,947,127
Nokia ADR                            256,384(c)               5,209,723
                                                             ----------
Total                                                        13,156,850
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Hewlett-Packard                      499,133                 20,559,288
Intl Business Machines                52,084                  5,059,961
                                                             ----------
Total                                                        25,619,249
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A          65,017(b)               1,681,340
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Hanson ADR                            82,809(c)               6,267,813
-----------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                 61,561                  4,729,116
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.2%)
Bank of America                      706,996                 37,746,516
Citigroup                            747,287                 41,623,885
                                                             ----------
Total                                                        79,370,401
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
AT&T                                 806,415                 28,829,336
BellSouth                            382,121                 18,001,720
Embarq                                34,282                  1,801,862
Verizon Communications               322,094                 11,994,781
Windstream                           184,928                  2,629,676
                                                             ----------
Total                                                        63,257,375
-----------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
DPL                                  159,656                  4,435,244
Exelon                                89,156                  5,517,865
FirstEnergy                           94,548                  5,701,244
FPL Group                            187,951                 10,228,293
Southern                             159,225                  5,869,034
                                                             ----------
Total                                                        31,751,680
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ELECTRICAL EQUIPMENT (0.5%)
ABB ADR                              229,886(c)              $4,133,351
Energy Conversion Devices             17,138(b)                 582,349
FuelCell Energy                      101,183(b,d)               653,642
Plug Power                           168,489(b)                 655,422
                                                             ----------
Total                                                         6,024,764
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.4%)
Baker Hughes                         124,656                  9,306,817
GlobalSantaFe                        108,700                  6,389,386
Halliburton                          301,482                  9,361,016
Schlumberger                         154,205                  9,739,588
Transocean                           158,877(b)              12,851,561
Weatherford Intl                     198,323(b)               8,287,918
                                                             ----------
Total                                                        55,936,286
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Wal-Mart Stores                      123,751                  5,714,821
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Boston Scientific                    160,477(b)               2,756,995
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
Cardinal Health                      129,560                  8,347,551
Caremark Rx                          231,348                 13,212,284
                                                             ----------
Total                                                        21,559,835
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival Unit                        108,403                  5,317,167
Intl Game Technology                  84,628                  3,909,814
Wyndham Worldwide                     72,246(b)               2,313,317
                                                             ----------
Total                                                        11,540,298
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Whirlpool                             76,664                  6,364,645
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric                     443,626                 16,507,324
Tyco Intl                            285,138(c)               8,668,195
                                                             ----------
Total                                                        25,175,519
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INSURANCE (15.5%)
ACE                                  383,993(c)             $23,258,456
Allstate                             159,503                 10,385,240
American Intl Group                  328,919                 23,570,336
Chubb                                179,239                  9,483,535
Everest Re Group                     266,789(c)              26,174,669
Lincoln Natl                         107,329                  7,126,646
Loews                                741,448                 30,747,848
Marsh & McLennan
  Companies                          489,974                 15,022,603
RenaissanceRe Holdings                44,220(c)               2,653,200
St. Paul Travelers
  Companies                          339,072                 18,204,776
XL Capital Cl A                      432,604(c)              31,156,139
                                                         --------------
Total                                                       197,783,448
-----------------------------------------------------------------------

IT SERVICES (0.6%)
Electronic Data Systems              294,218                  8,105,706
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                        111,061                  2,865,374
-----------------------------------------------------------------------

MACHINERY (4.3%)
Caterpillar                          391,055                 23,983,403
Deere & Co                            37,774                  3,591,174
Eaton                                 58,231                  4,375,477
Illinois Tool Works                  349,682                 16,151,812
Ingersoll-Rand Cl A                   29,454(c)               1,152,535
Parker Hannifin                       67,325                  5,175,946
                                                         --------------
Total                                                        54,430,347
-----------------------------------------------------------------------

MEDIA (2.5%)
CBS Cl B                             219,061                  6,830,322
Comcast Cl A                         262,886(b)              11,127,964
Idearc                                16,103(b)                 461,351
News Corp Cl A                       153,810                  3,303,839
Time Warner                          463,879                 10,103,285
                                                         --------------
Total                                                        31,826,761
-----------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                280,173                  8,407,991
Freeport-McMoRan Copper
  & Gold Cl B                         16,837                    938,326
Nucor                                 51,913                  2,837,565
                                                         --------------
Total                                                        12,183,882
-----------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Federated Department
  Stores                             106,313                  4,053,715
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MULTI-UTILITIES (0.9%)
Dominion Resources                    66,034                 $5,536,291
Duke Energy                          181,338                  6,022,235
                                                         --------------
Total                                                        11,558,526
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.3%)
Xerox                                188,423(b)               3,193,770
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.5%)
Anadarko Petroleum                   133,176                  5,795,820
Apache                                61,786                  4,109,387
BP ADR                               195,040(c)              13,087,184
Chevron                              424,676                 31,226,426
ConocoPhillips                       391,615                 28,176,699
Devon Energy                          50,856                  3,411,420
EnCana                                59,898(c)               2,752,313
Exxon Mobil                          297,086                 22,765,700
Petroleo Brasileiro ADR              146,760(c)              15,114,812
Pioneer Natural Resources             98,925                  3,926,333
Suncor Energy                         37,058(c)               2,924,247
                                                         --------------
Total                                                       133,290,341
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.1%)
Intl Paper                           258,577                  8,817,476
Weyerhaeuser                          69,923                  4,940,060
                                                         --------------
Total                                                        13,757,536
-----------------------------------------------------------------------

PHARMACEUTICALS (6.2%)
Abbott Laboratories                  141,308                  6,883,113
Eli Lilly & Co                       161,655                  8,422,226
Merck & Co                           252,257                 10,998,405
Pfizer                             1,544,160                 39,993,743
Wyeth                                248,630                 12,660,240
                                                         --------------
Total                                                        78,957,727
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Crescent Real
  Estate Equities                    204,881                  4,046,400
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Realogy                               90,299(b)               2,737,866
-----------------------------------------------------------------------

ROAD & RAIL (0.7%)
Avis Budget Group                     36,128                    783,616
Burlington Northern
  Santa Fe                            54,431                  4,017,552
CSX                                  127,704                  4,396,849
                                                         --------------
Total                                                         9,198,017
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SOFTWARE (3.5%)
Microsoft                            740,034                $22,097,415
Oracle                               676,473(b)              11,594,747
Symantec                             517,909(b)              10,798,403
                                                         --------------
Total                                                        44,490,565
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                           251,773                 10,111,204
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
Fannie Mae                           401,271                 23,831,485
-----------------------------------------------------------------------

TOBACCO (3.7%)
Altria Group                         327,723                 28,125,188
Loews-Carolina Group                 288,131(f)              18,647,838
                                                         --------------
Total                                                        46,773,026
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.9%)
ALLTEL                               178,818                 10,814,913
Sprint Nextel                        685,523                 12,949,529
                                                         --------------
Total                                                        23,764,442
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $963,496,751)                                     $1,244,132,400
-----------------------------------------------------------------------

BONDS (0.9%)

ISSUER               COUPON        PRINCIPAL                   VALUE(a)
                      RATE          AMOUNT

Qwest Communications Intl
   Sr Unsecured
     11-15-25         3.50%       $7,104,000                $11,155,980
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $7,104,000)                                          $11,155,980
-----------------------------------------------------------------------

MONEY MARKET FUND (1.1%)(e)

                                    SHARES                     VALUE(a)

RiverSource Short-Term
  Cash Fund                       14,261,254(g)             $14,261,254
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $14,261,254)                                         $14,261,254
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $984,862,005)(h)                                  $1,269,549,634
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 11.3% of net assets.

(d)   At Dec. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in a money market fund and represents 0.1% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------
2 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006


NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $984,862,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $299,058,000

      Unrealized depreciation                                     (14,370,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $284,688,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

                                                            S-6382-80 F (3/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                 RIVERSOURCE SMALL CAP ADVANTAGE FUND
                           AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.6%)

ISSUER                               SHARES                    VALUE(a)

AEROSPACE & DEFENSE (1.4%)
Ceradyne                              40,662(b)              $2,297,403
Curtiss-Wright                        35,000                  1,297,800
HEICO                                 41,000                  1,592,030
K&F Inds Holdings                     55,900(b)               1,269,489
Teledyne Technologies                 55,500(b)               2,227,215
                                                             ----------
Total                                                         8,683,937
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
Hub Group Cl A                        94,380(b)               2,600,169
Pacer Intl                            45,300                  1,348,581
                                                             ----------
Total                                                         3,948,750
-----------------------------------------------------------------------

AIRLINES (1.0%)
AirTran Holdings                      78,000(b)                 915,720
Continental Airlines Cl B             59,600(b)               2,458,500
ExpressJet Holdings                  124,000(b)               1,004,400
Republic Airways Holdings             76,000(b)               1,275,280
SkyWest                               39,100                    997,441
                                                             ----------
Total                                                         6,651,341
-----------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
ArvinMeritor                          88,854                  1,619,808
Cooper Tire & Rubber                  50,000                    715,000
LKQ                                   40,000(b)                 919,600
Tenneco                               55,700(b)               1,376,904
                                                             ----------
Total                                                         4,631,312
-----------------------------------------------------------------------

BEVERAGES (0.4%)
Boston Beer Cl A                      76,600(b)               2,756,068
-----------------------------------------------------------------------

BIOTECHNOLOGY (3.6%)
Alkermes                              63,000(b)                 842,310
Applera - Celera Group               134,800(b,d)             1,885,852
Arena Pharmaceuticals                 78,700(b)               1,016,017
BioMarin Pharmaceutical               72,602(b)               1,189,947
Cubist Pharmaceuticals                58,400(b)               1,057,624
CV Therapeutics                       49,000(b)                 684,040
Digene                                21,000(b)               1,006,320
Enzon Pharmaceuticals                116,100(b)                 988,011
Human Genome Sciences                136,500(b,e)             1,698,060
InterMune                             33,600(b)               1,033,200
Isis Pharmaceuticals                 113,000(b)               1,256,560
Lexicon Genetics                     316,400(b)               1,142,204

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

BIOTECHNOLOGY (CONT.)
Medarex                              151,300(b)              $2,237,727
Myriad Genetics                       39,200(b)               1,226,960
Nabi Biopharmaceuticals              154,000(b)               1,044,120
OSI Pharmaceuticals                   27,000(b)                 944,460
Progenics Pharmaceuticals             52,100(b)               1,341,054
Regeneron Pharmaceuticals             38,854(b)                 779,800
United Therapeutics                   29,000(b)               1,576,730
                                                             ----------
Total                                                        22,950,996
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Goodman Global                        96,100(b)               1,652,920
-----------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Ares Capital                          78,000                  1,490,580
Knight Capital Group Cl A            137,059(b)               2,627,421
LaBranche & Co                       103,592(b,e)             1,018,309
Piper Jaffray Companies               24,000(b)               1,563,600
TradeStation Group                   112,000(b)               1,540,000
                                                             ----------
Total                                                         8,239,910
-----------------------------------------------------------------------

CHEMICALS (1.7%)
Arch Chemicals                        38,000                  1,265,780
CF Inds Holdings                      53,000                  1,358,920
HB Fuller                             72,000                  1,859,040
NewMarket                             22,000                  1,299,100
Pioneer Companies                     48,000(b)               1,375,680
Sensient Technologies                 65,177                  1,603,354
Spartech                              82,739                  2,169,417
                                                             ----------
Total                                                        10,931,291
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.5%)
Central Pacific Financial             24,600                    953,496
Chittenden                            43,500                  1,335,015
Citizens Banking                      44,100                  1,168,650
City Holding                          63,700                  2,604,693
First BanCorp                        134,000(c)               1,277,020
Greater Bay Bancorp                   83,700                  2,203,821
Hancock Holding                       36,157                  1,910,536
Hanmi Financial                      108,900                  2,453,517
Oriental Financial Group              92,000(c)               1,191,400
Pacific Capital Bancorp               62,722                  2,106,205
Preferred Bank                        26,000                  1,562,340
Prosperity Bancshares                 40,800                  1,408,008

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

COMMERCIAL BANKS (CONT.)
Sterling Financial                    79,300                 $2,681,132
SVB Financial Group                   37,000(b)               1,724,940
Trustmark                             71,356                  2,334,055
United Community Banks                57,000                  1,842,240
                                                             ----------
Total                                                        28,757,068
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
ABM Inds                              98,000                  2,225,580
American Reprographics                58,400(b)               1,945,304
CBIZ                                 183,800(b)               1,281,086
Clean Harbors                         30,000(b)               1,452,300
Consolidated Graphics                 29,500(b)               1,742,565
CRA Intl                              25,600(b)               1,341,440
Deluxe                                83,000                  2,091,600
Ennis                                 59,000                  1,443,140
GEO Group                             52,000(b)               1,951,040
Global Cash Access Holdings           66,200(b)               1,074,426
Heidrick & Struggles Intl             24,000(b)               1,016,640
Herman Miller                         53,300                  1,937,988
IHS Cl A                              54,500(b)               2,151,660
IKON Office Solutions                 88,000                  1,440,560
Knoll                                 80,000                  1,760,000
Viad                                  39,901                  1,619,981
Watson Wyatt Worldwide Cl A           51,200                  2,311,679
                                                             ----------
Total                                                        28,786,989
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.8%)
3Com                                 174,400(b)                 716,784
ADTRAN                                54,300                  1,232,610
Anaren                                52,100(b)                 925,296
ARRIS Group                          204,100(b)               2,553,291
CommScope                             45,801(b)               1,396,014
Finisar                              298,775(b)                 965,043
Foundry Networks                     183,500(b)               2,748,830
InterDigital Communications           19,100(b)                 640,805
Polycom                              109,900(b)               3,397,010
Sonus Networks                       238,900(b)               1,574,351
Sycamore Networks                    213,900(b)                 804,264
UTStarcom                            106,000(b)                 927,500
                                                             ----------
Total                                                        17,881,798
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

COMPUTERS & PERIPHERALS (1.1%)
Brocade Communications
  Systems                            279,800(b)              $2,297,158
Electronics for Imaging               60,100(b)               1,597,458
Emulex                                55,400(b)               1,080,854
Imation                               43,094                  2,000,854
                                                             ----------
Total                                                         6,976,324
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group                           20,200(b)               1,148,370
Granite Construction                  26,000                  1,308,320
                                                             ----------
Total                                                         2,456,690
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                            64,000(b)               1,533,440
Texas Inds                            15,900                  1,021,257
                                                             ----------
Total                                                         2,554,697
-----------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
Cash America Intl                     46,191                  2,166,358
EZCORP Cl A                           88,000(b)               1,430,000
First Cash Financial Services         72,000(b)               1,862,640
                                                             ----------
Total                                                         5,458,998
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Greif Cl A                            17,200                  2,036,480
Rock-Tenn Cl A                        39,000                  1,057,290
Silgan Holdings                       27,600                  1,212,192
                                                             ----------
Total                                                         4,305,962
-----------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Materials Holding            50,000                  1,234,500
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
Coinstar                              52,000(b)               1,589,640
DeVry                                 47,000                  1,316,000
Pre-Paid Legal Services               29,000(e)               1,134,770
Regis                                 23,000                    909,420
                                                             ----------
Total                                                         4,949,830
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Financial Federal                     33,300                    979,353
Intl Securities
  Exchange Holdings                   51,700                  2,419,043
                                                             ----------
Total                                                         3,398,396
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Alaska Communications
  Systems Group                       84,400                  1,282,036
Cbeyond                               34,000(b)               1,040,060
Cincinnati Bell                      234,600(b)               1,072,122
CT Communications                     43,000                    985,560
General Communication
  Cl A                                90,000(b)               1,415,700
Golden Telecom                        23,500(c)               1,100,740
Time Warner Telecom Cl A              92,000(b)               1,833,560
                                                             ----------
Total                                                         8,729,778
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Cleco                                 78,461                  1,979,571
Idacorp                               49,300                  1,905,445
Unisource Energy                      80,000                  2,922,400
Westar Energy                         85,700                  2,224,772
                                                             ----------
Total                                                         9,032,188
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                         63,500                 $3,304,540
General Cable                         65,079(b)               2,844,603
Genlyte Group                         46,500(b)               3,632,115
Regal-Beloit                          46,996                  2,467,760
                                                             ----------
Total                                                        12,249,018
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
Aeroflex                             134,000(b)               1,570,480
Anixter Intl                          27,900(b)               1,514,970
Benchmark Electronics                 49,000(b)               1,193,640
FLIR Systems                          69,300(b)               2,205,819
Global Imaging Systems                91,196(b)               2,001,752
Itron                                 35,700(b)               1,850,688
KEMET                                137,000(b)               1,000,100
Plexus                                55,323(b)               1,321,113
Rofin-Sinar Technologies              23,397(b)               1,414,583
Rogers                                24,000(b)               1,419,600
ScanSource                            42,000(b)               1,276,800
Technitrol                            38,000                    907,820
                                                             ----------
Total                                                        17,677,365
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.0%)
BASiC Energy Services                 49,400(b)               1,217,710
Dril-Quip                             36,200(b)               1,417,592
Grey Wolf                            322,000(b)               2,208,920
GulfMark Offshore                     27,000(b)               1,010,070
Lone Star Technologies                16,800(b)                 813,288
Matrix Service                        93,000(b)               1,497,300
NATCO Group Cl A                      40,800(b)               1,300,704
Oil States Intl                       61,500(b)               1,982,145
Parker Drilling                      187,001(b)               1,527,798
RPC                                   71,543                  1,207,646
Trico Marine Services                 22,000(b)                 842,820
Veritas DGC                           18,700(b)               1,601,281
W-H Energy Services                   49,346(b)               2,402,657
                                                             ----------
Total                                                        19,029,931
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Longs Drug Stores                     36,400                  1,542,632
Pantry                                23,052(b)               1,079,756
Spartan Stores                        71,600                  1,498,588
                                                             ----------
Total                                                         4,120,976
-----------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Imperial Sugar                        43,000(e)               1,041,030
Premium Standard Farms                67,500                  1,253,475
Ralcorp Holdings                      17,620(b)                 896,682
Sanderson Farms                       23,000                    696,670
                                                             ----------
Total                                                         3,887,857
-----------------------------------------------------------------------

GAS UTILITIES (1.2%)
Laclede Group                         53,700                  1,881,111
Nicor                                 63,365                  2,965,482
Southwest Gas                         69,500                  2,666,715
                                                             ----------
Total                                                         7,513,308
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
DJO                                   37,700(b)               1,614,314
Greatbatch                            37,900(b)               1,020,268
Hologic                               65,155(b)               3,080,528
ICU Medical                           29,000(b)               1,179,720
Immucor                               50,200(b)               1,467,346

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Mentor                                33,700                 $1,646,919
Palomar Medical
  Technologies                        29,300(b)               1,484,631
Quidel                                71,000(b)                 967,020
West Pharmaceutical
  Services                            26,033                  1,333,671
                                                             ----------
Total                                                        13,794,417
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Air Methods                           38,000(b)               1,060,960
AMN Healthcare Services               71,700(b)               1,974,618
Apria Healthcare Group                41,000(b)               1,092,650
Emergency Medical
  Services LP Cl A                    55,000(b)               1,153,900
Healthways                            40,000(b)               1,908,400
inVentiv Health                       64,496(b)               2,279,934
Kindred Healthcare                    36,072(b)                 910,818
LHC Group                             39,000(b)               1,111,890
Magellan Health Services              49,100(b)               2,122,102
MedCath                               28,000(b)                 766,080
Molina Healthcare                     39,100(b)               1,271,141
Psychiatric Solutions                 70,300(b)               2,637,656
Radiation Therapy Services            41,750(b)               1,315,960
Sunrise Senior Living                 42,300(b)               1,299,456
WellCare Health Plans                 25,200(b)               1,736,280
                                                             ----------
Total                                                        22,641,845
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
Omnicell                              66,600(b)               1,240,758
TriZetto Group                        60,000(b)               1,102,200
                                                             ----------
Total                                                         2,342,958
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
Buffalo Wild Wings                    18,000(b)                 957,600
CBRL Group                            33,500                  1,499,460
CEC Entertainment                     33,000(b)               1,328,250
Chipotle Mexican Grill Cl B           36,000(b)               1,872,000
CKE Restaurants                       96,200                  1,770,080
Domino's Pizza                        60,200                  1,685,600
Dover Downs Gaming
  & Entertainment                     75,000                  1,002,750
Jack in the Box                       32,556(b)               1,987,218
Speedway Motorsports                  43,600                  1,674,240
Triarc Companies Cl B                 35,000                    700,000
Vail Resorts                          19,800(b)                 887,436
                                                             ----------
Total                                                        15,364,634
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
American Greetings Cl A               85,000                  2,028,950
Blyth                                 40,000                    830,000
Champion Enterprises                 178,000(b)               1,666,080
Hovnanian Enterprises Cl A            32,000(b)               1,084,800
Meritage Homes                        18,800(b)                 897,136
                                                             ----------
Total                                                         6,506,966
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Black Hills                           80,000                  2,955,200
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                              61,000                  1,379,210
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

INSURANCE (5.4%)
American Physicians Capital           45,538(b)              $1,823,342
Commerce Group                        79,698                  2,371,016
Delphi Financial Group Cl A           92,321                  3,735,307
Horace Mann Educators                144,452                  2,917,930
LandAmerica Financial
  Group                               44,788                  2,826,571
Navigators Group                      56,200(b)               2,707,716
Odyssey Re Holdings                   67,000                  2,499,100
Ohio Casualty                         30,972                    923,275
Phoenix Companies                     93,800                  1,490,482
ProAssurance                          72,800(b)               3,634,175
RLI                                   27,100                  1,528,982
Safety Insurance Group                44,760                  2,269,780
Selective Insurance Group             56,050                  3,211,104
Zenith Natl Insurance                 56,500                  2,650,415
                                                             ----------
Total                                                        34,589,195
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                             55,000(b)                 983,950
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
Digital River                         32,100(b)               1,790,859
Internap Network Services             90,000(b)               1,788,300
j2 Global Communications              46,600(b)               1,269,850
NIC                                  242,100(b)               1,203,237
RealNetworks                         156,500(b)               1,712,110
Travelzoo                             40,000(b)               1,198,000
ValueClick                            81,304(b)               1,921,214
Websense                              37,000(b)                 844,710
                                                             ----------
Total                                                        11,728,280
-----------------------------------------------------------------------

IT SERVICES (2.1%)
BISYS Group                           83,000(b)               1,071,530
CSG Systems Intl                      72,272(b)               1,931,831
Forrester Research                    54,000(b)               1,463,940
Gartner                               72,600(b)               1,436,754
infoUSA                              107,000                  1,274,370
Lightbridge                           80,700(b)               1,092,678
MPS Group                            120,100(b)               1,703,018
Sykes Enterprises                    109,600(b)               1,933,344
Tyler Technologies                   109,300(b)               1,536,758
                                                             ----------
Total                                                        13,444,223
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
JAKKS Pacific                         44,000(b)                 960,960
K2                                   106,600(b)               1,406,054
Marvel Entertainment                  82,400(b)               2,217,384
RC2                                   39,000(b)               1,716,000
                                                             ----------
Total                                                         6,300,398
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.4%)
Bio-Rad Laboratories Cl A             27,500(b)               2,269,300
Exelixis                             138,100(b)               1,242,900
Illumina                              48,000(b)               1,886,880
Nektar Therapeutics                   72,600(b,e)             1,104,246
Varian                                52,600(b)               2,355,954
                                                             ----------
Total                                                         8,859,280
-----------------------------------------------------------------------

MACHINERY (3.5%)
Accuride                              88,000(b)                 990,880
Ampco-Pittsburgh                      29,000                    970,920
Cascade                               23,200                  1,227,280
Columbus McKinnon                     57,000(b)               1,198,140
EnPro Inds                            30,900(b)               1,026,189

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

MACHINERY (CONT.)
Gardner Denver                        42,000(b)              $1,567,020
Middleby                              23,000(b)               2,407,410
Miller Inds                           45,000(b)               1,080,000
Mueller Inds                          42,500                  1,347,250
Navistar Intl                         36,000(b)               1,203,480
Nordson                               46,000                  2,292,180
RBC Bearings                          68,000(b)               1,948,880
Valmont Inds                          48,200                  2,674,618
Wabtec                                43,500                  1,321,530
Watts Water
  Technologies Cl A                   31,000                  1,274,410
                                                             ----------
Total                                                        22,530,187
-----------------------------------------------------------------------

MARINE (0.5%)
American Commercial Lines             48,500(b)               3,177,235
-----------------------------------------------------------------------

MEDIA (1.6%)
Belo Cl A                             70,000                  1,286,600
Charter Communications
  Cl A                               241,000(b)                 737,460
Cox Radio Cl A                       120,300(b)               1,960,890
Interactive Data                      73,000                  1,754,920
Journal Communications
  Cl A                               114,000                  1,437,540
LodgeNet Entertainment                32,000(b)                 800,960
Scholastic                            34,300(b)               1,229,312
Sinclair Broadcast
  Group Cl A                         107,000                  1,123,500
                                                             ----------
Total                                                        10,331,182
-----------------------------------------------------------------------

METALS & MINING (1.5%)
AK Steel Holding                     108,000(b)               1,825,200
Chaparral Steel                       53,800                  2,381,726
Cleveland-Cliffs                      49,400                  2,392,936
Hecla Mining                         149,000(b)               1,141,340
Metal Management                      34,335                  1,299,580
Worthington Inds                      32,000                    567,040
                                                             ----------
Total                                                         9,607,822
-----------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
99 Cents Only Stores                 117,259(b)               1,427,042
Big Lots                             126,400(b)               2,897,088
                                                             ----------
Total                                                         4,324,130
-----------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
Avista                                36,000                    911,160
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Alon USA Energy                       35,000                    920,850
Arena Resources                       61,700(b)               2,635,207
Atlas America                         37,241(b)               1,898,174
Carrizo Oil & Gas                     30,000(b)                 870,600
Mariner Energy                        71,100(b)               1,393,560
Penn Virginia                         38,000                  2,661,520
Petrohawk Energy                      55,000(b)                 632,500
Swift Energy                          34,000(b)               1,523,540
VAALCO Energy                        176,500(b)               1,191,375
VeraSun Energy                        57,904(b,e)             1,143,604
                                                             ----------
Total                                                        14,870,930
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                 128,500(b)               1,539,430
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

PERSONAL PRODUCTS (0.4%)
NBTY                                  29,000(b)              $1,205,530
Prestige Brands Holdings              86,000(b)               1,119,720
                                                             ----------
Total                                                         2,325,250
-----------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Adams Respiratory Therapeutics        27,500(b)               1,122,275
Medicis Pharmaceutical
  Cl A                                38,800                  1,363,044
MGI PHARMA                            72,500(b)               1,334,725
Noven Pharmaceuticals                 43,000(b)               1,094,350
Perrigo                               90,900                  1,572,570
Sciele Pharma                         64,100(b)               1,538,400
ViroPharma                            65,000(b)                 951,600
                                                             ----------
Total                                                         8,976,964
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.1%)
Agree Realty                          36,000                  1,237,320
American Home
  Mtge Investment                     59,083                  2,074,995
Arbor Realty Trust                    40,400                  1,215,636
BioMed Realty Trust                   45,000                  1,287,000
Capital Trust Cl A                    26,000                  1,298,440
Cousins Properties                    57,000                  2,010,390
EastGroup Properties                  36,000                  1,928,160
Entertainment Properties
  Trust                               19,200                  1,122,048
FelCor Lodging Trust                  74,000                  1,616,160
Home Properties                       33,000                  1,955,910
IMPAC Mtge Holdings                  133,452                  1,174,378
Inland Real Estate                   103,000                  1,928,160
LaSalle Hotel Properties              59,000                  2,705,150
Nationwide Health
  Properties                          86,500                  2,614,030
Natl Retail Properties                85,000                  1,950,750
Newcastle Investment                  20,000                    626,400
Potlatch                              31,000                  1,358,420
PS Business Parks                     27,600                  1,951,596
Realty Income                         98,000                  2,714,599
Redwood Trust                         23,700                  1,376,496
Sovran Self Storage                   27,600                  1,580,928
Tanger Factory
  Outlet Centers                      60,600(e)               2,368,248
Winston Hotels                        97,000                  1,285,250
                                                             ----------
Total                                                        39,380,464
-----------------------------------------------------------------------

ROAD & RAIL (0.5%)
Florida East Coast Inds               27,100                  1,615,160
Heartland Express                     67,300                  1,010,846
Old Dominion Freight Line             32,350(b)                 778,665
                                                             ----------
Total                                                         3,404,671
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Advanced Energy Inds                  68,400(b)               1,290,708
Amkor Technology                     134,000(b)               1,251,560
Atheros Communications                71,108(b)               1,516,023
Atmel                                193,800(b)               1,172,490
Brooks Automation                     69,000(b)                 993,600
Cirrus Logic                         142,200(b)                 978,336
Cohu                                  40,600                    818,496
Cymer                                 41,600(b)               1,828,320


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
FormFactor                            19,600(b)                $730,100
Lattice Semiconductor                161,300(b)               1,045,224
Micrel                               115,000(b)               1,239,700
MKS Instruments                       89,800(b)               2,027,684
ON Semiconductor                      99,500(b)                 753,215
RF Micro Devices                     189,300(b)               1,285,347
Silicon Image                        126,600(b)               1,610,352
Silicon Storage Technology           237,800(b)               1,072,478
Supertex                              30,000(b)               1,177,500
Tessera Technologies                  33,600(b)               1,355,424
Trident Microsystems                  82,629(b)               1,502,195
Varian Semiconductor
  Equipment Associates                40,700(b)               1,852,664
                                                           ------------
Total                                                        25,501,416
-----------------------------------------------------------------------

SOFTWARE (3.2%)
Actuate                              225,000(b)               1,336,500
Ansoft                                26,000(b)                 722,800
ANSYS                                 21,247(b)                 924,032
Aspen Technology                     112,953(b)               1,244,742
Blackbaud                             37,000                    962,000
Hyperion Solutions                    41,000(b)               1,473,540
Magma Design Automation               89,000(b)                 794,770
Manhattan Associates                  26,100(b)                 785,088
MICROS Systems                        44,600(b)               2,350,420
MicroStrategy Cl A                     6,700(b)                 763,867
OPNET Technologies                    77,100(b)               1,114,095
Parametric Technology                 52,000(b)                 937,040
Quality Systems                       37,500                  1,397,625
Sybase                                92,400(b)               2,282,280
THQ                                   35,000(b)               1,138,200
TIBCO Software                       185,500(b)               1,751,120
VA Software                          141,000(b)                 709,230
                                                           ------------
Total                                                        20,687,349
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                               SHARES                    VALUE(a)

SPECIALTY RETAIL (3.7%)
Aeropostale                           45,000(b)              $1,389,150
Blockbuster Cl A                     280,000(b)               1,481,200
Cato Cl A                             38,388                    879,469
Charlotte Russe Holding               35,400(b)               1,088,550
Charming Shoppes                     104,200(b)               1,409,826
CSK Auto                              80,400(b)               1,378,860
Dress Barn                            81,800(b)               1,908,394
DSW Cl A                              44,500(b)               1,716,365
GUESS?                                27,900(b)               1,769,697
Gymboree                              17,000(b)                 648,720
Hibbett Sporting Goods                42,000(b)               1,282,260
J Crew Group                          43,000(b)               1,657,650
Men's Wearhouse                       53,100                  2,031,606
Payless ShoeSource                    76,000(b)               2,494,320
Rent-A-Center                         59,455(b)               1,754,517
Talbots                               40,000                    964,000
                                                           ------------
Total                                                        23,854,584
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Carter's                              39,000(b)                 994,500
Deckers Outdoor                       30,445(b)               1,825,178
Kellwood                              33,000                  1,073,160
K-Swiss Cl A                          57,000                  1,752,180
Movado Group                          86,200                  2,499,800
Phillips-Van Heusen                   60,200                  3,020,234
Quiksilver                            89,600(b)               1,411,200
Steven Madden                         24,000                    842,160
Warnaco Group                         57,526(b)               1,460,010
Wolverine World Wide                  68,000                  1,939,360
                                                           ------------
Total                                                        16,817,782
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (2.5%)
BankUnited Financial Cl A             82,500(e)              $2,306,700
Corus Bankshares                      46,400(e)               1,070,448
Downey Financial                      26,800                  1,945,144
FirstFed Financial                    32,158(b)               2,153,621
Ocwen Financial                      124,648(b)               1,976,917
TierOne                               90,760                  2,868,924
Triad Guaranty                        42,463(b)               2,329,945
WSFS Financial                        18,200                  1,218,126
                                                           ------------
Total                                                        15,869,825
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial
  Technologies                        46,000                  1,210,260
Interline Brands                      68,300(b)               1,534,701
Williams Scotsman Intl                68,000(b)               1,334,160
                                                           ------------
Total                                                         4,079,121
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
iPCS                                  29,000(b)               1,605,440
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $570,920,304)                                       $630,133,696
-----------------------------------------------------------------------

MONEY MARKET FUND (1.9%)(f)

                                    SHARES                     VALUE(a)

RiverSource Short-Term
  Cash Fund                       11,986,622(g)             $11,986,622
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,986,622)                                         $11,986,622
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $582,906,926)(h)                                    $642,120,318
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 0.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   At Dec. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 1.3% of net assets. 0.6% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $582,907,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 71,300,000

      Unrealized depreciation                                     (12,087,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 59,213,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

                                                            S-6427-80 F (3/07)

                          PORTFOLIO HOLDINGS
                                 FOR
                   RIVERSOURCE SMALL CAP GROWTH FUND
                           AT DEC. 31, 2006

INVESTMENTS IN SECURITIES

DEC. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (1.5%)
AAR                                   31,200(b)                $910,728
BE Aerospace                          18,071(b)                 464,063
DRS Technologies                       5,934                    312,603
K&F Inds Holdings                     14,364(b)                 326,206
Ladish                                 6,990(b)                 259,189
Teledyne Technologies                 23,947(b)                 960,994
                                                             ----------
Total                                                         3,233,783
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
Hub Group Cl A                        61,451(b)               1,692,975
UTI Worldwide                         25,900(c)                 774,410
                                                              ---------
Total                                                         2,467,385
-----------------------------------------------------------------------

AIRLINES (0.2%)
AirTran Holdings                      28,530(b)                 334,942
Allegiant Travel                       2,700(b)                  75,762
                                                             ----------
Total                                                           410,704
-----------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Cooper Tire & Rubber                  25,620                    366,366
Drew Inds                             14,683(b)                 381,905
LKQ                                   27,600(b)                 634,524
                                                             ----------
Total                                                         1,382,795
-----------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                       5,647(b)                 203,179
MGP Ingredients                          862                     19,490
                                                             ----------
Total                                                           222,669
-----------------------------------------------------------------------

BIOTECHNOLOGY (2.2%)
Alexion Pharmaceuticals               17,830(b)                 720,153
Alnylam Pharmaceuticals                8,200(b)                 175,480
Array BioPharma                       19,350(b)                 250,002
BioMarin Pharmaceutical               21,100(b)                 345,829
Cubist Pharmaceuticals                13,100(b)                 237,241
Emergent BioSolutions                 25,300(b)                 282,348
InterMune                             10,390(b)                 319,493
Isis Pharmaceuticals                  29,900(b)                 332,488
Keryx Biopharmaceuticals              23,400(b)                 311,220
Myriad Genetics                       11,700(b)                 366,210
Nuvelo                                19,700(b)                  78,800
Progenics Pharmaceuticals              8,880(b)                 228,571
Regeneron Pharmaceuticals             18,900(b)                 379,323

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

BIOTECHNOLOGY (CONT.)
Renovis                               22,200(b)                 $70,152
United Therapeutics                   12,099(b)                 657,823
                                                             ----------
Total                                                         4,755,133
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Ameron Intl                            6,248                    477,160
Apogee Enterprises                     2,846                     54,956
NCI Building Systems                  20,629(b)               1,067,551
                                                             ----------
Total                                                         1,599,667
-----------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
Cohen & Steers                        18,997                    763,109
GFI Group                              3,759(b)                 234,035
Greenhill & Co                        24,062                  1,775,776
Investors Financial Services          23,820                  1,016,399
Penson Worldwide                       8,560(b)                 234,630
Waddell & Reed Financial Cl A         17,310                    473,602
                                                             ----------
Total                                                         4,497,551
-----------------------------------------------------------------------

CHEMICALS (1.2%)
HB Fuller                             17,090                    441,264
Hercules                              78,043(b)               1,507,009
Koppers Holdings                      10,094                    263,151
Landec                                46,160(b)                 496,682
                                                             ----------
Total                                                         2,708,106
-----------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
AmericanWest Bancorp                  14,715                    356,397
Hanmi Financial                       13,880                    312,716
UCBH Holdings                         47,900                    841,125
United Community Banks                 8,910                    287,971
                                                             ----------
Total                                                         1,798,209
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.3%)
ACCO Brands                            8,732(b)                 231,136
Administaff                           14,660                    627,008
Cenveo                                34,048(b)                 721,818
Consolidated Graphics                  7,967(b)                 470,611
CRA Intl                              16,000(b)                 838,400
Deluxe                                 4,484                    112,997
Healthcare Services Group             12,453                    360,639
Heidrick & Struggles Intl              7,340(b)                 310,922

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
Huron Consulting Group                14,196(b)                $643,647
IHS Cl A                              21,510(b)                 849,215
John H Harland                         1,211                     60,792
Kenexa                                18,313(b)                 609,090
Knoll                                 31,349                    689,678
Korn/Ferry Intl                       10,400(b)                 238,784
Labor Ready                           40,800(b)                 747,864
Layne Christensen                     16,541(b)                 543,041
PeopleSupport                         49,061(b)               1,032,734
TeleTech Holdings                     65,382(b)               1,561,322
Watson Wyatt
  Worldwide Cl A                      19,395                    875,684
                                                             ----------
Total                                                        11,525,382
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
ARRIS Group                           21,044(b)                 263,260
C-COR                                  5,689(b)                  63,375
Comtech Group                         29,520(b,c)               536,969
Comtech
  Telecommunications                   7,259(b)                 276,350
Foundry Networks                      19,260(b)                 288,515
NETGEAR                               15,037(b)                 394,721
NICE Systems ADR                      50,020(b,c)             1,539,617
Optium                                 4,000(b)                  99,760
Polycom                               23,640(b)                 730,712
Riverbed Technology                   10,350(b)                 317,745
Sierra Wireless                       36,923(b,c)               519,137
Sirenza Microdevices                  54,821(b)                 430,893
Sonus Networks                        52,320(b)                 344,789
Stratex Networks                      92,439(b)                 446,480
                                                             ----------
Total                                                         6,252,323
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Brocade Communications
  Systems                             10,505(b)                  86,246
Komag                                  2,031(b)                  76,934
Neoware                               62,704(b)                 828,321
Presstek                              70,129(b)                 446,020
Synaptics                              5,090(b)                 151,122
                                                             ----------
Total                                                         1,588,643
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                           15,500(b)                $881,175
Infrasource Services                  16,800(b)                 365,736
Perini                                 8,848(b)                 272,341
                                                             ----------
Total                                                         1,519,252
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Headwaters                             3,007(b)                  72,048
-----------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
Asta Funding                           6,636                    202,000
Cash America Intl                      7,034                    329,895
EZCORP Cl A                            7,203(b)                 117,049
First Cash Financial Services         16,026(b)                 414,593
World Acceptance                      10,111(b)                 474,710
                                                             ----------
Total                                                         1,538,247
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Silgan Holdings                       12,991                    570,565
-----------------------------------------------------------------------

DISTRIBUTORS (0.2%)
DXP Enterprises                       12,173(b)                 426,542
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Vertrue                                4,556(b)                 174,996
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
Intl Securities
  Exchange Holdings                   28,697                  1,342,732
iShares Russell 2000
  Index Fund                           7,600                    593,180
Portfolio Recovery Associates         11,036(b)                 515,271
                                                             ----------
Total                                                         2,451,183
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Alaska Communications
  Systems Group                       12,645                    192,078
Cbeyond                                3,278(b)                 100,274
Cogent Communications
  Group                               21,690(b)                 351,812
Eschelon Telecom                      10,700(b)                 211,967
NeuStar Cl A                          13,300(b)                 431,452
Time Warner Telecom Cl A              28,480(b)                 567,606
                                                             ----------
Total                                                         1,855,189
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                          8,330                    433,493
BTU Intl                              26,791(b)                 262,552
Energy Conversion Devices             14,450(b)                 491,011
First Solar                           11,600(b)                 345,680
General Cable                          9,460(b)                 413,497
Genlyte Group                         17,700(b)               1,382,546
II-VI                                 14,910(b)                 416,585
Lamson & Sessions                     15,695(b)                 380,761
Regal-Beloit                           6,025                    316,373
                                                             ----------
Total                                                         4,442,498
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Benchmark Electronics                 65,546(b)               1,596,700
Cognex                                28,600                    681,252
Color Kinetics                        24,217(b)                 517,033
Daktronics                            13,944                    513,836
FARO Technologies                      3,301(b)                  79,356
Gerber Scientific                     28,332(b)                 355,850
IPG Photonics                          9,110(b)                 218,640
Measurement Specialties               14,543(b)                 314,711

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Merix                                 41,415(b)                $384,745
MTS Systems                            5,001                    193,139
Park Electrochemical                  12,629                    323,934
RadiSys                               21,300(b)                 355,071
Rogers                                11,386(b)                 673,482
ScanSource                             9,641(b)                 293,086
SMART Modular
  Technologies                        11,429(b)                 153,834
Spectrum Control                      41,797(b)                 406,267
TTM Technologies                      13,108(b)                 148,514
                                                             ----------
Total                                                         7,209,450
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.8%)
Complete Production
  Services                            14,617(b)                 309,880
Core Laboratories                     11,980(b,c)               970,380
Dresser-Rand Group                    19,900(b)                 486,953
Dril-Quip                              9,980(b)                 390,817
GulfMark Offshore                      3,106(b)                 116,195
Hercules Offshore                      9,024(b)                 260,794
Hornbeck Offshore Services            20,439(b)                 729,672
Input/Output                           7,951(b)                 108,372
Lufkin Inds                            7,101                    412,426
Oceaneering Intl                      24,830(b)                 985,751
Oil States Intl                       23,554(b)                 759,145
Patterson-UTI Energy                  25,700                    597,011
Superior Energy Services              29,977(b)                 979,648
TETRA Technologies                    62,500(b)               1,598,751
Trico Marine Services                  6,912(b)                 264,799
Unit                                  24,469(b)               1,185,523
W-H Energy Services                    6,490(b)                 315,998
                                                             ----------
Total                                                        10,472,115
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
Longs Drug Stores                     20,262                    858,704
Pantry                                 8,234(b)                 385,681
United Natural Foods                  28,137(b)               1,010,680
Wild Oats Markets                     34,741(b)                 499,576
                                                             ----------
Total                                                         2,754,641
-----------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Peet's Coffee & Tea                   14,548(b)                 381,740
-----------------------------------------------------------------------

GAS UTILITIES (--%)
Southern Union                             1                         15
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.8%)
Align Technology                       5,596(b)                  78,176
ArthroCare                            21,200(b)                 846,304
Aspect Medical Systems                16,200(b)                 304,722
BIOLASE Technology                    73,495(b,d)               643,081
DexCom                                23,800(b)                 234,668
Hansen Medical                        23,300(b)                 268,882
Hologic                                9,510(b)                 449,633
Immucor                               18,750(b)                 548,063
Kyphon                                33,843(b)               1,367,257
LifeCell                              16,600(b)                 400,724
Mentor                                 6,730                    328,895
Meridian Bioscience                   23,581                    578,442
Natus Medical                         35,544(b)                 590,386
Neogen                                21,006(b)                 466,333
Palomar Medical
  Technologies                         8,700(b)                 440,829
Quidel                                 9,728(b)                 132,495

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
ResMed                                 9,800(b)                $482,356
Somanetics                            37,639(b)                 859,298
Stereotaxis                           27,825(b,d)               287,154
Viasys Healthcare                     33,700(b)                 937,534
West Pharmaceutical
  Services                            29,454                  1,508,929
Wright Medical Group                  21,259(b)                 494,910
ZOLL Medical                           3,831(b)                 223,117
                                                             ----------
Total                                                        12,472,188
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.1%)
Amedisys                               3,365(b)                 110,608
AMN Healthcare Services               11,260(b)                 310,100
Apria Healthcare Group                14,412(b)                 384,080
Centene                               16,505(b)                 405,528
HealthSpring                          27,488(b)                 559,381
HMS Holdings                          41,636(b)                 630,785
NightHawk Radiology
  Holdings                            10,959(b)                 279,455
Pediatrix Medical Group               36,800(b)               1,799,520
Psychiatric Solutions                 62,297(b)               2,337,382
Sunrise Senior Living                 14,940(b)                 458,957
United Surgical Partners Intl         24,750(b)                 701,663
VCA Antech                            48,300(b)               1,554,777
WellCare Health Plans                 22,166(b)               1,527,237
                                                             ----------
Total                                                        11,059,473
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.6%)
Icad                                  18,460(b)                  54,457
Omnicell                              20,495(b)                 381,822
Phase Forward                         22,600(b)                 338,548
Vital Images                          17,451(b)                 607,295
                                                             ----------
Total                                                         1,382,122
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.3%)
Buffalo Wild Wings                    11,268(b)                 599,458
California Pizza Kitchen              27,700(b)                 922,687
CEC Entertainment                     15,450(b)                 621,863
CKE Restaurants                       57,400                  1,056,160
Ctrip.com Intl ADR                     3,290(c)                 205,559
Life Time Fitness                     21,453(b)               1,040,685
McCormick & Schmick's
  Seafood Restaurants                 13,550(b)                 325,742
Orient-Express Hotels
  Series A                            26,800(c)               1,268,175
Pinnacle Entertainment                12,180(b)                 403,645
Ruby Tuesday                           6,470                    177,537
WMS Inds                              16,050(b)                 559,503
                                                             ----------
Total                                                         7,181,014
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Directed Electronics                   6,442(b)                  73,761
Lifetime Brands                       17,505                    287,607
Sealy                                 19,485                    287,404
Syntax-Brillian                       63,200(b)                 542,888
Tempur-Pedic Intl                     37,834(b)                 774,083
Tupperware Brands                      2,696                     60,957
                                                             ----------
Total                                                         2,026,700
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Central Garden & Pet                  18,200(b)                 881,244
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                        16,284(b)                $828,204
-----------------------------------------------------------------------

INSURANCE (0.4%)
Argonaut Group                        24,675(b)                 860,171
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
Priceline.com                         32,772(b)               1,429,187
VistaPrint                            16,780(b)                 555,586
                                                             ----------
Total                                                         1,984,773
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.6%)
Access Integrated
  Technologies Cl A                   39,750(b)                 346,620
aQuantive                             24,160(b)                 595,786
Corillian                            132,491(b)                 499,491
CyberSource                           46,747(b)                 515,152
Digital Insight                       11,580(b)                 445,714
Digital River                         11,360(b)                 633,773
DivX                                   4,600(b)                 106,122
Entrust                              120,533(b)                 514,676
Equinix                                6,480(b)                 490,018
Internap Network Services             16,350(b)                 324,875
Interwoven                            36,465(b)                 534,942
Knot                                  14,812(b)                 388,667
Liquidity Services                     8,583(b)                 147,713
LivePerson                            74,330(b)                 388,746
Online Resources                      44,932(b)                 458,756
Perficient                            61,100(b)               1,002,650
Saba Software                         64,608(b)                 402,508
SkillSoft ADR                         80,772(b,c)               501,594
Travelzoo                              3,644(b)                 109,138
ValueClick                            10,660(b)                 251,896
Vignette                              24,507(b)                 418,334
WebEx Communications                  11,050(b)                 385,535
WebSideStory                          44,447(b,d)               562,699
                                                             ----------
Total                                                        10,025,405
-----------------------------------------------------------------------

IT SERVICES (1.7%)
CACI Intl Cl A                        15,500(b)                 875,750
Heartland Payment Systems             12,900                    364,425
iGATE                                 28,590(b)                 196,699
infoUSA                                4,631                     55,155
Isilon Systems                         2,200(b)                  60,720
Sykes Enterprises                     20,403(b)                 359,909
Syntel                                 8,530                    228,604
Tyler Technologies                    13,149(b)                 184,875
VeriFone Holdings                     25,555(b)                 904,647
WNS Holdings ADR                      17,900(b,c)               556,690
                                                             ----------
Total                                                         3,787,474
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Marvel Entertainment                  37,148(b)                 999,653
Nautilus                              10,200                    142,800
                                                             ----------
Total                                                         1,142,453
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.9%)
Charles River
  Laboratories Intl                    6,748(b)                 291,851
Exelixis                              31,500(b)                 283,500
ICON ADR                               6,160(b,c)               232,232
Illumina                              35,209(b)               1,384,065
Kendle Intl                           15,071(b)                 473,983
Luminex                               36,998(b)                 469,875
PAREXEL Intl                          32,676(b)                 946,624

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (CONT.)
Ventana Medical Systems                3,600(b)                $154,908
                                                             ----------
Total                                                         4,237,038
-----------------------------------------------------------------------

MACHINERY (3.9%)
Actuant Cl A                           9,650                    459,823
Astec Inds                             3,195(b)                 112,145
Barnes Group                          35,125                    763,969
Bucyrus Intl Cl A                     19,326                  1,000,314
Columbus McKinnon                     27,761(b)                 583,536
Dynamic Materials                      6,893                    193,693
ESCO Technologies                     20,100(b)                 913,344
FreightCar America                     6,231                    345,509
Gardner Denver                         5,920(b)                 220,875
Kaydon                                16,285                    647,166
Manitowoc                             28,496                  1,693,516
Middleby                              10,228(b)               1,070,565
Valmont Inds                          10,148                    563,113
                                                             ----------
Total                                                         8,567,568
-----------------------------------------------------------------------

MARINE (0.8%)
American Commercial Lines             25,376(b)               1,662,382
Horizon Lines Cl A                     6,970                    187,911
                                                             ----------
Total                                                         1,850,293
-----------------------------------------------------------------------

MEDIA (0.1%)
Arbitron                               7,380                    320,587
-----------------------------------------------------------------------

METALS & MINING (2.2%)
AK Steel Holding                      16,574(b)                 280,101
Chaparral Steel                       25,748                  1,139,864
Compass Minerals Intl                 14,489                    457,273
Oregon Steel Mills                     5,540(b)                 345,751
PAN American Silver                   15,170(b,c)               381,829
Quanex                                 6,324                    218,747
RTI Intl Metals                        7,869(b)                 615,513
Steel Dynamics                        29,900                    970,255
Universal Stainless &
  Alloy Products                      12,674(b)                 424,326
                                                             ----------
Total                                                         4,833,659
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Alon USA Energy                        2,458                     64,670
Arena Resources                        8,000(b)                 341,680
ATP Oil & Gas                          1,602(b)                  63,391
Crosstex Energy                        9,510                    301,372
Energy Partners                        1,834(b)                  44,786
EXCO Resources                        62,500(b)               1,056,874
Frontier Oil                          29,736                    854,613
Goodrich Petroleum                     8,200(b)                 296,676
Mariner Energy                        15,010(b)                 294,196
Penn Virginia                          3,470                    243,039
Petrohawk Energy                      71,200(b)                 818,800
Quicksilver Resources                 12,150(b)                 444,569
Toreador Resources                    15,243(b)                 392,812
                                                             ----------
Total                                                         5,217,478
-----------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Adams Respiratory
  Therapeutics                         7,260(b)                 296,281
KV Pharmaceutical Cl A                11,710(b)                 278,464
Medicines                              5,431(b)                 172,271
Medicis Pharmaceutical Cl A           37,526                  1,318,288
New River Pharmaceuticals             11,860(b)                 648,861
Penwest Pharmaceuticals               21,800(b)                 362,316

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PHARMACEUTICALS (CONT.)
Sciele Pharma                         14,668(b)                $352,032
                                                             ----------
Total                                                         3,428,513
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
BioMed Realty Trust                   15,800                    451,880
Corporate Office
  Properties Trust                     6,800                    343,196
Digital Realty Trust                  11,800                    403,914
Highland Hospitality                  17,650                    251,513
Home Properties                        4,290                    254,268
Ventas                                29,100                  1,231,512
                                                             ----------
Total                                                         2,936,283
-----------------------------------------------------------------------

ROAD & RAIL (0.6%)
Celadon Group                          5,793(b)                  97,033
Landstar System                       26,500                  1,011,769
Old Dominion Freight Line              4,996(b)                 120,254
                                                             ----------
Total                                                         1,229,056
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
ANADIGICS                            130,427(b)               1,155,584
Atheros Communications                14,750(b)                 314,470
ATMI                                  16,319(b)                 498,219
Cymer                                 10,940(b)                 480,813
Diodes                                19,400(b)                 688,312
Exar                                  25,070(b)                 325,910
Hittite Microwave                     15,600(b)                 504,192
Intevac                               22,401(b)                 581,306
LTX                                   58,732(b)                 328,899
Microsemi                             47,500(b)                 933,375
Photronics                            24,700(b)                 403,598
Power Integrations                    19,600(b)                 458,640
Rudolph Technologies                  35,608(b)                 566,879
Silicon Image                         58,299(b)                 741,563
SiRF Technology Holdings               7,450(b)                 190,124
Standard Microsystems                 15,200(b)                 425,296
Supertex                               4,875(b)                 191,344
Tessera Technologies                  13,020(b)                 525,227
Varian Semiconductor
  Equipment Associates                17,235(b)                 784,537
Volterra Semiconductor                25,261(b)                 378,915
                                                             ----------
Total                                                        10,477,203
-----------------------------------------------------------------------

SOFTWARE (8.5%)
Advent Software                        9,020(b)                 318,316
Altiris                               19,260(b)                 488,819
Applix                                38,081(b)                 432,219
Blackbaud                             34,473                    896,298
Blackboard                            21,637(b)                 649,975
Bottomline Technologies               52,403(b)                 600,014
Concur Technologies                   36,637(b)                 587,657
FactSet Research Systems              13,550                    765,304
Fair Isaac                             5,600                    227,640
Hyperion Solutions                    28,531(b)               1,025,404
Interactive Intelligence              31,014(b)                 695,334
Macrovision                           25,881(b)                 731,397
MICROS Systems                        43,259(b)               2,279,750
MicroStrategy Cl A                     5,399(b)                 615,540
Net 1 UEPS Technologies               10,310(b,c)               304,764
Nuance Communications                 75,300(b)                 862,938
OPNET Technologies                    42,093(b)                 608,244
Opsware                               29,620(b)                 261,248
Progress Software                     24,800(b)                 692,664


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (CONT.)
Quality Systems                       17,534                   $653,492
Secure Computing                      37,300(b)                 244,688
Shanda Interactive
  Entertainment ADR                   30,755(b,c)               666,461
Synchronoss Technologies              32,587(b)                 447,094
THQ                                   31,971(b)               1,039,698
Transaction Systems
  Architects                           8,620(b)                 280,753
Ultimate Software Group               18,701(b)                 434,985
VA Software                          125,440(b)                 630,963
VASCO Data Security Intl               8,354(b)                  98,995
Verint Systems                        19,246(b)                 659,753
                                                           ------------
Total                                                        18,200,407
-----------------------------------------------------------------------

SPECIALTY RETAIL (6.7%)
Aeropostale                            3,812(b)                 117,676
bebe Stores                           42,313                    837,374
Buckle                                 8,744                    444,632
Casual Male Retail Group              41,444(b)                 540,844
Cato Cl A                             15,867                    363,513
Children's Place
  Retail Stores                       38,487(b)               2,444,695
Christopher & Banks                   63,590                  1,186,590
Dick's Sporting Goods                 17,267(b)                 845,910
Dress Barn                            30,780(b)                 718,097

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SPECIALTY RETAIL (CONT.)
DSW Cl A                              25,560(b)                $985,849
GUESS?                                41,523(b)               2,633,805
Guitar Center                         12,700(b)                 577,342
Gymboree                              20,176(b)                 769,916
Hibbett Sporting Goods                12,227(b)                 373,290
Jos A Bank Clothiers                   2,672(b)                  78,423
Tween Brands                          26,797(b)               1,070,005
Zumiez                                14,760(b)                 436,010
                                                           ------------
Total                                                        14,423,971
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.4%)
crocs                                 18,441(b)                 796,651
Deckers Outdoor                        7,574(b)                 454,061
Heelys                                 1,600(b)                  51,376
Iconix Brand Group                    26,870(b)                 521,009
K-Swiss Cl A                          14,584                    448,312
Maidenform Brands                     11,340(b)                 205,481
Phillips-Van Heusen                   39,070                  1,960,143
Steven Madden                         10,544                    369,989
Under Armour Cl A                     10,200(b)                 514,590
                                                           ------------
Total                                                         5,321,612
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.5%)
Applied Industrial
  Technologies                        26,441                    695,663

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

TRADING COMPANIES & DISTRIBUTORS (CONT.)
Beacon Roofing Supply                 15,200(b)                $286,064
H&E Equipment Services                 7,050(b)                 174,629
Interline Brands                      16,144(b)                 362,756
Rush Enterprises Cl A                  4,093(b)                  69,254
Watsco                                 5,603                    264,237
WESCO Intl                            24,815(b)               1,459,369
                                                           ------------
Total                                                         3,311,972
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
SBA Communications Cl A                8,420(b)                 231,550
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $184,099,670)                                       $214,529,242
-----------------------------------------------------------------------

MONEY MARKET FUND (1.9%)(e)

                                    SHARES                     VALUE(a)

RiverSource Short-Term
  Cash Fund                        4,076,384(f)              $4,076,384
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,076,384)                                           $4,076,384
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $188,176,054)(g)                                    $218,605,626
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2006, the value of foreign securities represented 3.9% of net assets.

(d)   At Dec. 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in a money market fund and represents 0.6% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Dec. 31, 2006, the cost of securities for federal income tax purposes was approximately $188,176,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $35,883,000

      Unrealized depreciation                                      (5,453,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $30,430,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2006

                                                            S-6301-80 F (3/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategy Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 1, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 1, 2007